UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2014

Date of Reporting Period: 12/31/2013

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 95.18%
	Consumer Discretionary - Automobiles &
	Components -- 2.25%
260,000	Allison Transmission Holdings, Inc.	$ 7,178,600
70,000	BorgWarner Inc.	3,913,700
65,000	Harley-Davidson, Inc.	4,500,600
		------------
		15,592,900
		------------
	Consumer Discretionary - Durables &
	Apparel -- 3.78%
177,500	Jarden Corporation *	10,889,625
50,000	Polaris Industries Inc.	7,282,000
85,000	Tupperware Brands Corporation	8,035,050
		------------
		26,206,675
		------------
	Consumer Discretionary -
	Retailing -- 12.75%
220,000	CarMax, Inc. *	10,344,400
370,000	LKQ Corporation *	12,173,000
165,000	Nordstrom, Inc.	10,197,000
80,000	O'Reilly Automotive, Inc. *	10,296,800
115,000	PetSmart, Inc.	8,366,250
180,000	TJX Companies, Inc. (The)	11,471,400
130,000	Tractor Supply Company	10,085,400
75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	7,239,000
140,000	Williams-Sonoma, Inc.	8,159,200
		------------
		88,332,450
		------------
	Consumer Discretionary - Services -- 2.35%
249,999	InterContinental Hotels Group PLC	8,357,467
100,000	Starwood Hotels & Resorts Worldwide, Inc.	7,945,000
		------------
		16,302,467
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.58%
95,000	PriceSmart, Inc.	10,976,300
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.73%
100,000	Beam Inc.	6,806,000
35,000	Mead Johnson Nutrition Company	2,931,600
85,000	Monster Beverage Corporation *	5,760,450
150,000	WhiteWave Foods Company (The) - Class A *	3,441,000
		------------
		18,939,050
		------------
	Consumer Staples - Household & Personal
	Products -- 0.48%
50,000	Church & Dwight Co., Inc.	3,314,000
		------------
	Energy -- 5.54%
125,000	Cameron International Corporation *	7,441,250
45,000	Concho Resources Inc. *	4,860,000
50,000	Continental Resources, Inc. *	5,626,000
60,000	Helmerich & Payne, Inc.	5,044,800
122,462	Kinder Morgan Management, LLC *	9,265,488
100,000	Whiting Petroleum Corporation *	6,187,000
		------------
		38,424,538
		------------
	Financials - Banks -- 0.64%
60,000	Cullen/Frost Bankers, Inc.	4,465,800

		------------
	Financials - Diversified -- 3.78%
45,000	Affiliated Managers Group, Inc. *	9,759,600
170,000	Raymond James Financial, Inc.	8,872,300
90,000	T. Rowe Price Group, Inc.	7,539,300
		------------
		26,171,200
		------------
	Financials - Insurance -- 4.24%
110,000	Aon plc	9,227,900
215,000	Marsh & McLennan Companies, Inc.	10,397,400
217,000	Willis Group Holdings PLC	9,723,770
		------------
		29,349,070
		------------
	Financials - Real Estate -- 0.68%
180,000	CBRE Group Inc. *	4,734,000
		------------
	Health Care - Equipment &
	Services -- 9.45%
115,000	AmerisourceBergen Corporation	8,085,650
145,000	Cardinal Health, Inc.	9,687,450
90,000	Cooper Companies, Inc. (The)	11,145,600
145,000	DaVita HealthCare Partners Inc. *	9,188,650
205,000	DENTSPLY International Inc.	9,938,400
120,000	Stryker Corporation	9,016,800
90,000	Teleflex Incorporated	8,447,400
		------------
		65,509,950
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 5.63%
50,000	Jazz Pharmaceuticals public
	limited company *	6,328,000
55,000	Perrigo Company plc	8,440,300
24,500	Regeneron Pharmaceuticals, Inc. *	6,743,380
93,920	Thermo Fisher Scientific Inc.	10,457,992
60,000	Valeant Pharmaceuticals
	International, Inc. *	7,044,000
		------------
		39,013,672
		------------
	Industrials - Capital Goods -- 12.32%
197,500	AMETEK, Inc.	10,402,325
135,000	BE Aerospace, Inc. *	11,749,050
206,000	Fastenal Company	9,787,060
150,000	IDEX Corporation	11,077,500
155,000	Pentair Ltd.	12,038,850
95,000	Snap-on Incorporated	10,404,400
50,000	TransDigm Group Incorporated *	8,051,000
160,000	Westinghouse Air Brake Technologies
	Corporation	11,883,200
		------------
		85,393,385
		------------
	Industrials - Commercial & Professional
	Services -- 3.73%
170,000	ADT Corporation (The)	6,879,900
105,000	IHS Inc. - Class A *	12,568,500
55,000	Stericycle, Inc. *	6,389,350
		------------
		25,837,750
		------------
	Industrials - Transportation -- 0.91%
143,000	Expeditors International of
	Washington, Inc.	6,327,750
		------------
	Information Technology - Hardware &
	Equipment -- 1.35%
275,000	NCR Corporation *	9,366,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.32%
200,000	Altera Corporation	6,506,000
180,000	Avago Technologies Limited	9,520,200

228,750	Microchip Technology Incorporated	10,236,563
80,000	Xilinx, Inc.	3,673,600
		------------
		29,936,363
		------------
	Information Technology - Software &
	Services -- 14.14%
110,000	ANSYS, Inc. *	9,592,000
135,000	Check Point Software Technologies Ltd. *	8,710,200
174,499	Fidelity National Information
	Services, Inc.	9,367,106
161,874	Fiserv, Inc. *	9,558,660
105,000	FleetCor Technologies, Inc. *	12,302,850
47,500	MercadoLibre, Inc.	5,120,025
175,000	MICROS Systems, Inc. *	10,039,750
120,000	Red Hat, Inc. *	6,724,800
390,000	Symantec Corporation	9,196,200
145,000	Teradata Corporation *	6,596,050
330,000	Vantiv, Inc. - Class A *	10,761,300
		------------
		97,968,941
		------------
	Materials -- 2.53%
75,000	Airgas, Inc.	8,388,750
135,000	AptarGroup, Inc.	9,154,350
		------------
		17,543,100
		------------
	TOTAL COMMON STOCKS
	(cost $349,534,476)	659,705,861
		------------
SHORT-TERM INVESTMENTS -- 4.83%
	Commercial Paper - 4.49%
$1,100,000	CBS Corporation 01/02/14, 0.22%	1,100,000
950,000	Plains All American Pipeline, L.P.
	01/03/14, 0.23%	949,994
2,200,000	Comcast Corporation 01/06/14, 0.23%	2,199,944
1,500,000	Bacardi Corporation 01/08/14, 0.25%	1,499,937
1,325,000	B.A.T. International Finance p.l.c.
	01/10/14, 0.25%	1,324,926
1,000,000	CBS Corporation 01/10/14, 0.23%	999,949
2,175,000	Clorox Company (The) 01/13/14, 0.21%	2,174,860
1,350,000	Prudential plc 01/13/2014, 0.15%	1,349,938
1,500,000	B.A.T. International Finance p.l.c.
	01/14/14, 0.25%	1,499,875
2,050,000	Southern Company (The) 01/15/14, 0.17%	2,049,874
1,700,000	Valspar Corporation (The) 01/15/14, 0.25%	1,699,847
769,000	Valspar Corporation (The) 01/15/14, 0.26%	768,928
1,000,000	Hitachi America Capital, Ltd.
	01/17/14, 0.35%	999,854
1,525,000	VW Credit, Inc. 01/17/14, 0.22%	1,524,860
2,200,000	Nissan Motor Acceptance Corporation
	01/21/14, 0.30%	2,199,652
1,850,000	Bemis Company, Inc. 01/22/14, 0.25%	1,849,743
2,000,000	Valspar Corporation (The) 01/24/14, 0.26%	1,999,682
1,500,000	Pacific Gas and Electric Company
	01/28/14, 0.20%	1,499,783
550,000	Nissan Motor Acceptance Corporation
	01/29/14, 0.27%	549,889
625,000	Prudential plc 02/11/14, 0.16%	624,889
2,000,000	Campbell Soup Company 02/12/14, 0.17%	1,999,613
250,000	Harley-Davidson Financial Services, Inc.
	02/18/14, 0.19%	249,938
		------------
		31,115,975
		------------
	Variable Rate Security - 0.34%
2,319,507	Fidelity Institutional Money Market
	Fund - Class I	2,319,507
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $33,435,482)	33,435,482
		------------
	TOTAL INVESTMENTS
	(cost $382,969,958) - 100.01%	693,141,343

------------

LIABILITIES, NET OF OTHER ASSETS - (0.01)%	(55,491)
------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$693,085,852
------------
------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2013, investment cost for federal tax purposes was
$383,095,009 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$311,247,245
Unrealized depreciation	(1,200,911)
------------
Net unrealized appreciation	$310,046,334
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$659,705,861
Variable Rate Security	2,319,507
Level 2 -
Commercial Paper	31,115,975
Level 3 -
None	--
------------
Total	$693,141,343
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 02/07/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 02/07/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/07/2014